Income Taxes (Notes)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Income Taxes
19.  Income Taxes
The provision for income taxes for the years ended December 31, 2013, 2012 and 2011 consists of the following:

	2013	2012	2011
Current:
Federal	$(17,927)	$65,877	$(17,312)
State	694	7,495	1,937
Total current	(17,233)	73,372	(15,375)
Deferred:
Federal	92,041	(26,854)	46,705
State	6,492	(4,563)	(2,545)
Total deferred	98,533	(31,417)	44,160
Total income tax	$81,300	$41,955	$28,785

The Company’s actual provision for income taxes differs from the expected federal income tax provision for the years ended December 31, 2013, 2012 and 2011, as follows:

	2013		2012		2011
	Amount	Rate	Amount	Rate	Amount	Rate
Tax computed at the federal statutory rate	$76,314	35.00%	$40,599	35.00%	$28,530	35.00%
State income taxes, net of federal income tax effect	4,539	2.08%	1,991	1.72%	(698)	(0.86)%
Revaluation of net unrealized built-in loss (NUBIL)	—	—%	—	—%	691	0.85%
Other	447	0.21%	(635)	(0.55)%	262	0.32%
Provision for Income Taxes	$81,300	37.29%	$41,955	36.17%	$28,785	35.31%

The components of the Company’s deferred tax assets and liabilities in the consolidated balance sheets as of December 31, 2013 and 2012 are as follows:

	2013	2012
Deferred tax assets
Federal net operating loss carryforwards	$68,024	$68,024
State net operating loss carryforwards	9,471	8,416
Interest rate swaps	36,503	65,688
Credit and other reserves	39,588	50,226
Allowance for loan losses	24,168	31,198
Purchase accounting	33,919	25,209
FDIC clawback liability	—	19,283
Security and loan valuations	5,743	17,299
Share-based compensation	7,282	6,312
Nonaccrual interest on loans	3,666	5,933
Other	21,264	14,624
Total deferred tax assets	249,628	312,212
Valuation allowance	(5,258)	(5,365)
Total deferred tax assets, net of valuation allowance	244,370	306,847
Deferred tax liabilities
Equipment leases	66,071	49,958
Mortgage servicing rights	80,678	27,563
Purchase accounting	12,176	17,676
Available for sale securities	4,279	12,494
Fixed assets	7,481	9,481
Deferred tax gain	2,246	3,371
Other	20,064	15,427
Total deferred tax liabilities	192,995	135,970
Net deferred tax assets	$51,375	$170,877

Recognition of deferred tax assets is based on management’s belief that it is more likely than not the tax benefit associated with temporary differences, operating loss carryforwards and tax credit carryforwards will be utilized. A valuation allowance is recorded for those deferred tax assets for which it is more likely than not that realization will not occur.
At December 31, 2013, the Company had a deferred tax asset of $68,024 attributable to federal operating loss carryforwards. The federal operating loss carryforward, which should expire in 2030, is attributable to the Tygris acquisition and is subject to an annual limitation. A valuation allowance is not warranted for the federal operating loss carryforwards due to the Company’s positive earnings history. Additionally, any potential ownership changes should not have an impact on the utilization of the federal operating loss carryforwards.
At December 31, 2013, the Company had a gross deferred tax asset of $9,471 attributable to state operating loss carryforwards. Management does not believe that it can realize all of its state net operating loss carryforwards. Accordingly, a valuation allowance of $5,258 was established for state net operating loss carryforwards.
Deferred tax expense does not include the change in the Company’s net deferred tax assets associated with the tax effects of other comprehensive income adjustments. The Company’s net deferred tax assets decreased $20,969 for other comprehensive income adjustments.
A reconciliation of the beginning and ending unrecognized tax benefits as of December 31, 2013, 2012 and 2011 is as follows:

	2013	2012	2011
Balance, beginning of year	$2,727	$4,186	$5,197
Additions based on tax positions related to the current year	—	—	1,268
Reductions for tax positions of prior years	(305)	(41)	—
Reductions for lapse of statute of limitations	(1,154)	(1,418)	(2,279)
Balance, end of year	$1,268	$2,727	$4,186

As of December 31, 2013, 2012 and 2011, the balance of unrecognized tax benefits, if recognized, that would reduce the effective tax rate was $824, $1,129 and $1,170, respectively. Included in the unrecognized tax benefits are some items whose recognition would not impact the effective tax rate, such as the tax effect of temporary differences and the portion of gross state unrecognized tax benefits that would be offset by the federal tax effect. The unrecognized tax benefits balance is not expected to decline over the next 12 months.
The Company classifies interest and penalties on uncertain tax positions as a component of general and administrative expenses. The Company’s accrued interest and penalties on unrecognized tax benefits was $175 and $404 as of December 31, 2013 and 2012, respectively. Accrued interest and penalties are included in accounts payable and accrued liabilities in the Company’s consolidated balance sheets.
The Company is subject to periodic review by federal and state taxing authorities in the ordinary course of business. With few exceptions, the Company is no longer subject to examination by these taxing authorities for years prior to 2010.